SCHEDULE OF INVESTMENT IN AN EQUITY SECURITY (Details) (Parenthetical)	Dec. 31, 2023	Dec. 31, 2022
K Hub [Member] | Seamless Group Inc [Member]
Equity method investment, ownership percentage	0.54%	0.54%